Segment reporting (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Schedule of consolidated statements of income and financial position by reportable segment

The consolidated income statements at December 31, 2017, 2016 and 2015, by reportable segment, are as follows:

	2017
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	541,143	1,083,200	122,504	60,199	(65,353)	1,741,693
Cost of sales	(303,096)	(690,589)	(81,744)	(33,616)	65,650	(1,043,395)
Other operating income	2,701	12,681	2,868	15,619	(15,670)	18,199
Staff costs	(90,802)	(147,595)	(23,495)	(39,851)	(220)	(301,963)
Other operating expense	(68,537)	(107,130)	(24,462)	(55,955)	16,158	(239,926)
Depreciation and amortization charges, operating allowances and write-downs	(66,789)	(27,404)	(5,788)	(4,557)	9	(104,529)
Operating profit (loss) before impairment losses, net gains/losses due to changes in the value of assets, gains/losses on disposals of non-current assets and other gains and losses	14,620	123,163	(10,117)	(58,161)	574	70,079
Impairment losses	(30,618)	—	—	(323)	(16)	(30,957)
Net gain due to changes in the value of assets	—	—	7,222	—	282	7,504
(Loss) gain on disposal of non-current assets	(3,718)	301	(138)	(818)	57	(4,316)
Other (loss) gain	—	(13,604)	—	(2,625)	13,616	(2,613)
Operating (loss) profit	(19,716)	109,860	(3,033)	(61,927)	14,513	39,697
Finance income	448	6,733	404	191,261	(195,138)	3,708
Finance costs	(4,567)	(40,106)	(7,361)	(48,486)	35,108	(65,412)
Financial derivative loss	—	—	—	(6,850)	—	(6,850)
Exchange differences	(191)	5,938	(1,197)	3,730	(66)	8,214
(Loss) profit before tax	(24,026)	82,425	(11,187)	77,728	(145,583)	(20,643)
Income tax benefit (expense)	29,386	(26,031)	2,068	9,692	(294)	14,821
Profit (loss) for the year	5,360	56,394	(9,119)	87,420	(145,877)	(5,822)
Loss (profit) attributable to non-controlling interests	4,734	(370)	(147)	951	(24)	5,144
Profit (loss) attributable to the Parent	10,094	56,024	(9,266)	88,371	(145,901)	(678)

	2016 (*)
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	521,192	949,547	142,160	90,337	(127,199)	1,576,037
Cost of sales	(325,254)	(672,026)	(99,124)	(79,912)	132,904	(1,043,412)
Other operating income	362	25,908	3,422	4,713	(8,190)	26,215
Staff costs	(82,032)	(132,440)	(23,589)	(58,577)	239	(296,399)
Other operating expense	(64,606)	(118,269)	(28,834)	(37,964)	5,727	(243,946)
Depreciation and amortization charges, operating allowances and write-downs	(73,530)	(31,730)	(4,732)	(12,818)	(2,867)	(125,677)
Operating (loss) profit before impairment losses, net gains/losses due to changes in the value of assets, gains/losses on disposals of non-current assets and other gains and losses	(23,868)	20,990	(10,697)	(94,221)	614	(107,182)
Impairment losses	(193,000)	(1,077)	(8,147)	(59,248)	(6,617)	(268,089)
Net gain (loss) due to changes in the value of assets	—	—	1,896	—	(5)	1,891
Gain (loss) on disposal of non-current assets	—	—	21	446	(127)	340
Other (loss) gain	—	(32,655)	—	(2,514)	35,129	(40)
Operating (loss) profit	(216,868)	(12,742)	(16,927)	(155,537)	28,994	(373,080)
Finance income	1	11,551	744	6,639	(17,399)	1,536
Finance costs	(3,249)	(16,540)	(6,038)	(13,629)	9,205	(30,251)
Exchange differences	(438)	2,436	(2,164)	(3,290)	(57)	(3,513)
(Loss) profit before tax	(220,554)	(15,295)	(24,385)	(165,817)	20,743	(405,308)
Income tax benefit (expense)	9,982	(10,505)	4,433	40,160	2,625	46,695
(Loss) profit for the year	(210,572)	(25,800)	(19,952)	(125,657)	23,368	(358,613)
Loss (profit) attributable to non-controlling interests	6,044	(93)	856	11,827	1,552	20,186
(Loss) profit attributable to the Parent	(204,528)	(25,893)	(19,096)	(113,830)	24,920	(338,427)

	2015 (*)
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	10,062	1,174,968	219,890	129,123	(217,453)	1,316,590
Cost of sales	(6,200)	(811,114)	(134,978)	(88,041)	221,597	(818,736)
Other operating income	17	52,211	5,070	2,109	(43,656)	15,751
Staff costs	(1,983)	(148,652)	(24,663)	(30,574)	3	(205,869)
Other operating expense	(276)	(142,867)	(29,237)	(67,347)	39,431	(200,296)
Depreciation and amortization charges, operating allowances and write-downs	(1,183)	(35,255)	(7,744)	(22,492)	(376)	(67,050)
Operating profit (loss) before impairment losses, net gains/losses due to changes in the value of assets, gains/losses on disposals of non-current assets and other gains and losses	437	89,291	28,338	(77,222)	(454)	40,390
Impairment losses	—	—	—	(52,042)	—	(52,042)
Net gain (loss) due to changes in the value of assets	—	—	1,336	(2,249)	1	(912)
Gain (loss) on disposal of non-current assets	—	1,468	—	(3,681)	(1)	(2,214)
Other (loss) gain	—	(40,983)	—	9,257	31,379	(347)
Operating profit (loss)	437	49,776	29,674	(125,937)	30,925	(15,125)
Finance income	6	36,206	501	4,869	(40,486)	1,096
Finance costs	(109)	(19,287)	(5,015)	(14,060)	8,066	(30,405)
Exchange differences	(44)	8,617	2,498	24,833	—	35,904
Profit (loss) before tax	290	75,312	27,658	(110,295)	(1,495)	(8,530)
Income tax expense	—	(22,953)	(7,807)	(16,580)	(2,602)	(49,942)
Profit (loss) for the year	290	52,359	19,851	(126,875)	(4,097)	(58,472)
(Profit) loss attributable to non-controlling interests	(41)	(61)	226	9,019	6,061	15,204
Profit (loss) attributable to the Parent	249	52,298	20,077	(117,856)	1,964	(43,268)

(*)The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income from continuing operations as part of the Other segments, as described in Note 1 to the consolidated financial statements. In addition, the Venezuela segment is reflected as part of the Other segments, as described in Note 6 to the consolidated financial statements.

(**)The amounts correspond to transactions between segments that are eliminated in the consolidation process.

The consolidated statements of financial position at December 31, 2017 and 2016, by reportable segment are as follows:

	2017
					Consolidation
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Goodwill	205,287	—	—	—	—	205,287
Other intangible assets	26,724	20,381	1,505	10,048	—	58,658
Property, plant and equipment	512,003	167,314	64,331	174,326	—	917,974
Financial assets	16,174	69,555	—	6,055	—	91,784
Inventories	100,856	204,240	42,478	13,657	—	361,231
Receivables	165,006	260,612	35,330	833,243	(1,175,756)	118,435
Other assets	20,380	22,767	41,008	23,473	(45,212)	62,416
Cash and cash equivalents	10,886	153,967	6,912	12,707	—	184,472
Total assets	1,057,316	898,836	191,564	1,073,509	(1,220,968)	2,000,257

Equity	521,819	198,059	62,933	154,947	—	937,758
Deferred income	—	2,034	—	1,138	—	3,172
Provisions	28,602	56,654	11,080	19,156	—	115,492
Bank borrowings and other financial liabilities (excluded finance leases)	—	4,918	—	133,516	—	138,434
Debt instruments	—	—	—	350,270	—	350,270
Obligations under finance leases	1,994	—	—	80,639	—	82,633
Trade payables	321,710	584,542	95,082	380,834	(1,176,336)	205,832
Other non-trade payables	183,191	52,629	22,469	(46,991)	(44,632)	166,666
Total equity and liabilities	1,057,316	898,836	191,564	1,073,509	(1,220,968)	2,000,257

	2016
					Consolidation
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Goodwill	230,210	—	—	—	—	230,210
Other intangible assets	33,243	18,946	1,355	9,295	—	62,839
Property, plant and equipment	540,794	154,379	58,559	111,807	(83,933)	781,606
Financial assets	—	113,157	—	17,329	(110,769)	19,717
Inventories	73,901	183,868	40,475	20,575	(2,117)	316,702
Receivables	50,000	275,823	34,852	217,307	(354,497)	223,485
Other assets	37,220	30,050	20,285	59,576	(52,257)	94,874
Cash and cash equivalents	38,389	87,997	15,195	55,402	(52)	196,931
Assets and disposal groups classified as held for sale (Note 29)	—	—	—	—	92,937	92,937
Total assets	1,003,757	864,220	170,721	491,291	(510,688)	2,019,301

Equity	646,397	220,948	59,756	(6,798)	(28,261)	892,042
Deferred income	—	2,229	—	1,719	1	3,949
Provisions	29,837	50,482	11,770	11,832	(2,337)	101,584
Bank borrowings and other financial liabilities (excluded finance leases)	—	313,910	29,620	171,395	(5,575)	509,350
Obligations under finance leases	3,181	—	2,055	81,383	(81,382)	5,237
Trade payables	193,128	237,286	49,667	172,230	(463,867)	188,444
Other liabilities	131,214	39,365	17,853	59,530	(36,949)	211,013
Liabilities associated with assets held for sale (Note 29)	—	—	—	—	107,682	107,682
Total equity and liabilities	1,003,757	864,220	170,721	491,291	(510,688)	2,019,301

Schedule of sales by product line

	2017	2016	2015
	US$'000	US$'000	US$'000
Silicon metal	739,618	751,508	592,458
Manganese alloys	363,644	223,451	260,371
Ferrosilicon	266,862	242,788	228,830
Other silicon-based alloys	188,183	173,901	105,702
Silica fume	36,338	37,480	29,660
Other	147,048	146,909	99,569
Total	1,741,693	1,576,037	1,316,590